Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	2017
(In thousands, except per share data)	March 31	June 30	September 30	December 31
Total interest income	$12,594	$13,477	$14,195	$15,044
Total interest expense	2,204	2,327	2,378	2,544
Net interest income	10,390	11,150	11,817	12,500
Provision for loan losses	250	400	500	500
Net interest income after provision for loan losses	10,140	10,750	11,317	12,000
Total noninterest income	2,204	2,021	2,008	2,037
Total noninterest expense	7,440	7,421	7,554	7,629
Income before provision for income taxes	4,904	5,350	5,771	6,408
Provision for income taxes	1,712	1,906	2,014	3,908
Net income	$3,192	$3,444	$3,757	$2,500
Net income per common share - Basic	$0.30	$0.33	$0.36	$0.23
Net income per common share - Diluted	0.30	0.32	0.35	0.23

	2016
(In thousands, except per share data)	March 31	June 30	September 30	December 31
Total interest income	$11,176	$11,487	$12,081	$12,280
Total interest expense	2,189	2,145	2,208	2,225
Net interest income	8,987	9,342	9,873	10,055
Provision for loan losses	200	400	420	200
Net interest income after provision for loan losses	8,787	8,942	9,453	9,855
Total noninterest income	4,280	2,234	2,173	2,373
Total noninterest expense	6,607	6,728	6,993	7,303
Income before provision for income taxes	6,460	4,448	4,633	4,925
Provision for income taxes	2,255	1,624	1,613	1,765
Net income	$4,205	$2,824	$3,020	$3,160
Net income per common share - Basic	$0.45	$0.30	$0.32	$0.33
Net income per common share - Diluted	0.44	0.30	0.32	0.32

All net income per share figures shown above have been adjusted for the 10% stock dividend paid September 30, 2016.